Average Annual Total Returns - FidelityGrowthIncomePortfolio-KPRO - FidelityGrowthIncomePortfolio-KPRO - Fidelity Growth & Income Portfolio	Sep. 28, 2024
Fidelity Growth & Income Portfolio - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	18.72%
Past 5 years	14.92%
Past 10 years	10.39%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%